Premises and Equipment	12 Months Ended
Dec. 31, 2016
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

8. PREMISES AND EQUIPMENT

Premises and equipment as of dated indicated are summarized as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Land	$7,660	$7,660
Buildings and improvements	23,293	23,834
Furniture, fixtures and equipment	10,193	10,190
	41,146	41,684
Less accumulated depreciation	(15,472)	(13,948)
Total	$25,674	$27,736

Depreciation of premises and equipment totaled $2.4 million, $1.8 million and $1.5 million for the years ended December 31, 2016,  2015 and 2014, respectively.